Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($)
SHARE-BASED PAYMENTS
Weighted average share price	€ 130.59		€ 92.00
LTI Plan 2016
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 154.24		€ 94.83
Weighted average share price	€ 139.48		€ 96.39
Weighted average remaining life of awards outstanding		1 year 10 months 24 days		2 years 3 months 18 days
LTI 2020
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 137.98		€ 94.78
Weighted average share price	€ 139.48		€ 96.39
Expected dividend yield		1.52%		2.03%
Weighted average remaining life of awards outstanding		1 year 8 months 12 days		9 months 18 days
NASDAQ-100 Total Return Index | $		$ 20,158.42		$ 12,994.57
Lowest | LTI 2020
SHARE-BASED PAYMENTS
Expected volatility		15.00%
Expected volatility of the NASDAQ-100 companies	34.00%		36.00%
Expected correlation of SAP and the NASDAQ-100 companies			26.00%
Highest | LTI 2020
SHARE-BASED PAYMENTS
Expected volatility		23.00%
Expected volatility of the NASDAQ-100 companies	36.00%		41.00%
Expected correlation of SAP and the NASDAQ-100 companies			32.00%